Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Domestic Pension Plans Of Foreign Entity Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial gain (loss)	¥ 1,873	¥ 7,401	¥ (5,029)
Amortization of net actuarial loss	777	1,447	1,175
Prior service credit due to amendments	743	0	7
Amortization of prior service credit	(1,259)	(1,168)	(1,193)
Amortization of transition obligation	53	53	53
Plan curtailments and settlements	0	0	18
Total recognized in other comprehensive income (loss), pre-tax	2,187	7,733	(4,969)
Overseas Pension Plans Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial gain (loss)	2,447	(89)	(115)
Amortization of net actuarial loss	60	49	43
Prior service credit due to amendments	344	0	0
Amortization of prior service credit	(3)	0	0
Amortization of transition obligation	3	3	3
Foreign currency exchange rate change	(7)	(213)	19
Total recognized in other comprehensive income (loss), pre-tax	¥ 2,844	¥ (250)	¥ (50)